S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 273,765
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	33,750,000
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 8.11
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 1.89
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 1,051,315
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	105,131,475
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 238,732
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	30,394,497
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.85
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.15
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 1,017,760
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	101,775,972
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 203,698
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	27,038,993
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.53
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.47
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 948,205
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	98,420,468
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 168,665
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	23,683,490
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.12
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.88
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 950,650
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	95,064,965
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 133,631
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	20,327,986
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.57
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.43
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 917,095
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	91,709,461
Public Units [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	23,000,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	19,644,497
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	16,288,993
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	12,933,490
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	9,577,986
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
PIPE Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
HCM II Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 337,500
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	33,750,000
HCM II Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 303,945
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	30,394,497
HCM II Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 270,390
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	27,038,993
HCM II Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 236,835
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	23,683,490
HCM II Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 203,280
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	20,327,986
Terrestrial Energy Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 713,815
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	71,381,475
Terrestrial Energy Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 713,815
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	71,381,475
Terrestrial Energy Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 713,815
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	71,381,475
Terrestrial Energy Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 713,815
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	71,381,475
Terrestrial Energy Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 713,815
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	71,381,475
HCM II’s Net Tangible Book Value [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ (13,956)
HCM II’s Net Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(13,956)
HCM II’s Net Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(13,956)
HCM II’s Net Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(13,956)
HCM II’s Net Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(13,956)
Transaction Costs Attributed to HCM II [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,470)
Transaction Costs Attributed to HCM II [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,470)
Transaction Costs Attributed to HCM II [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,470)
Transaction Costs Attributed to HCM II [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,470)
Transaction Costs Attributed to HCM II [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,470)
PIPE Financing [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	51,057
PIPE Financing [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	51,057
PIPE Financing [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	51,057
PIPE Financing [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	51,057
PIPE Financing [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	51,057
Funds Released from Trust [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	240,134
Funds Released from Trust [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	205,101
Funds Released from Trust [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	170,067
Funds Released from Trust [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	135,034
Funds Released from Trust [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 100,000